Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 14 – Commitments and Contingencies

Contingencies

From time to time, the Company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the consolidated financial statements.

On July 1, 2022, Mr. Huajun Gao and Mr. Aiming Kong, each an 11.5% shareholder of Oriental Culture Holding LTD (the “Company”), were detained by Nan County Public Safety Bureau of Yiyang City, Hunan Province, China. On July 26, 2022, Nan County People’s Procuratorate approved the arrest of Mr. Gao and Mr. Kong with charge of illegal business operation of Nanjing Jinwang Art Purchase E-commerce Co., Ltd., a company controlled by Mr. Gao and Mr. Kong (“Nanjing Jinwang”). On July 1, 2022, the bank accounts of Nanjing Jinwang were frozen by Nan County Public Safety Bureau, including a trust account into which the customers of the Company deposit their security deposits in order to trade on the Company’s two online trading platforms which the Company has entrusted Nanjing Jinwang for escrow.

Also, on July 1, 2022, Nan County Public Safety Bureau froze certain bank accounts of Kashi Longrui Business Management Services Co., Ltd. (“Kashi Longrui”), Kashi Dongfang Cangpin Culture Development Co., Ltd. (“Kashi Dongfang”) and Nanjing Yanyu Information Technology Co., Ltd. (“Nanjing Yanyu”), all subsidiaries of Jiangsu Yanggu Culture Development Co., Ltd., the VIE because they, each had business relationship with Nanjing Jinwang.

Neither the Company nor its VIE or subsidiaries of its VIE has received any notification for enforcement charges from Nan County Public Safety Bureau, other than cash and short term investment in the frozen bank accounts with balances totaling approximately $16.5 million and due from Nangjng Jinwang of approximately 3.4 million relating to the Nanjing Jinwang investigation as described above as of December 31, 2022. Currently the customers can freely transfer their deposits and make their withdrawals based on their actual needs. Mr. Gao and Mr. Kong are not officers, directors or employees of the Company, its VIE or subsidiaries of the VIE.

Due to the investigation of Nanjing Jinwang and frozen bank accounts, the business operations of the Company have been materially and negatively impacted as its customers experienced difficulties withdrawing their security deposits through online banking and have concerns regarding their deposited funds. The Company has taken remedial measures to assist its customers in withdrawing security deposits, such as through manual and in person application with the bank to transfer funds, so that they will have confidence in the Company and continue to list and trade art and collectible products on the online platforms of the Company. However, there can be no assurance that these measures will restore customer confidence in using the Company’s services efficiently or at all.

The investigation of Mr. Gao, Mr. Kong and Nanjing Jinwang is ongoing. The Company has and will continue to communicate with Nan County Public Safety Bureau and other government authorities to obtain more information regarding the investigation and to attempt to unfreeze the bank accounts for the subsidiaries of the VIE. The Company will monitor the development of the investigation and will provide additional information concerning its impact on the Company’s business in due course.

Variable interest entity structure

In the opinion of management, (i) the corporate structure of the Company is in compliance with existing PRC laws and regulations; (ii) the Contractual Arrangements are valid and binding, and do not result in any violation of PRC laws or regulations currently in effect; and (iii) the business operations of the WFOE and the VIEs are in compliance with existing PRC laws and regulations in all material respects. However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to the foregoing opinion of the management. If the current corporate structure of the Company or the Contractual Arrangements are found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its corporate structure and operations in the PRC to comply with the changes and the new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Company’s current corporate structure or the Contractual Arrangements is remote based on current facts and circumstances.

The Company has not provided for deferred income tax liabilities on the PRC entities’ undistributed earnings as of December 31, 2022 and 2021, respectively, because the Company controls the timing of the undistributed earnings and it is probable that such earnings will not be distributed. The Company plans to reinvest those earnings in the PRC indefinitely in the foreseeable future.

Lease commitments

The Company has three non-cancellable operating lease agreements for three office units. These lease agreements have lease terms expiring between end of June 2022 and July 2024 with a monthly rental of approximately $1,900, $14,000 and $3,900, respectively.

Upon adoption of ASU 2016-02 on January 1, 2021 for the Company’s only lease that is over one year, the Company recognized approximately $34,600 of right of use (“ROU”) assets and approximately $34,600 of operating lease liabilities based on the present value of the future minimum rental payments of leases, using incremental borrowing rate of 4.75%.

As of December 31, 2022, the Company’s operating leases had a weighted average remaining lease term of approximately 1.50 years and weighted average discount rate was 4.75%.

The Company’s commitments for minimum lease payment under these operating leases as of December 31, 2022 are as follows:

Twelve months ending December 31,	Minimum lease payment
2023	$21,027
2024	11,536
Total undiscounted liabilities	32,563
Less: Imputed interest	264
Total lease liabilities	$32,299

Rent expense for the years ended December 31, 2022 and 2021 was $179,552 and $186,834, respectively.

Coronavirus (“COVID-19”)

Beginning in late 2019, there was an outbreak of a novel strain of coronavirus (COVID-19) in China, which has spread rapidly to many parts of the world. To prevent and control the spread of the pandemic, the Chinese governments issued administrative orders to impose travel and public gathering restrictions as well as work from home and self-quarantine restrictions in early 2020.

Our business, financial condition, and results of operations have been adversely affected by the outbreak of COVID-19 as our net revenues and net income decreased during the first half of 2020. Starting in July 2020, our revenues and net income recovered as individuals and entities resumed their business activities which were delayed or postponed due to the COVID-19 outbreak. Our revenue and net income increased for the year ended December 31, 2021 compared to 2020 as we recovered from impact of the pandemic. Our revenue and net income decreased for the year ended December 31, 2022 compared to 2021 because the outbreak of the Omicron variant has resulted in quarantines, travel restrictions, and the temporary closure of stores and business facilities in many part of China in 2022. Our business and results of operations have been affected due to office closures and disruption in logistics in various parts of China. China has recently started easing the strict lockdown procedures in early December 2022, which has led to surge in COVID infections and disrupt our business operations in December 2022 and January 2023. Any future impact of COVID-19 on our operation results will depend on, to a large extent, future developments and new information that may emerge regarding the duration and resurgence of COVID-19 variants and the actions taken by government authorities to contain COVID-19 or treat its impact, almost all of which are beyond our control.